Acquisitions and Dispositions (Schedule of Unaudited Pro Forma Information) (Detail) - Dominion Energy Questar Corporation - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 [1]	Dec. 31, 2015
Business Acquisition [Line Items]
Operating Revenue	$ 12,497	$ 12,818
Net income attributable to Dominion Energy	$ 2,300	$ 2,108
Earnings Per Common Share - Basic	$ 3.73	$ 3.56
Earnings Per Common Share - Diluted	$ 3.73	$ 3.55

[1]	Amounts include adjustments for non-recurring costs directly related to the Dominion Energy Questar Combination.